UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [X]:     Amendment Number: 1
This Amendment (Check only one.):                 [X] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Invesco Private Capital, Inc.
Address:          1555 Peachtree Street, N.E.
                  Atlanta, GA 30309

Form 13F File Number 028-12271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Trapani
Title:     Chief Compliance Officer
Phone:     404-881-3435

Signature, Place, and Date of Signing:

/s/ Scott A. Trapani     Atlanta, GA           07/25/2012
[Signature]             [City, State]          [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number               Name
028-12271                          Invesco Private Capital, Inc.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     1,098,301 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number     Name
A     028-12271                Invesco Private Capital, Inc.
1     028-13083                WL Ross & Co. LLC


SECURITY                 TITILE         CUSIP     MARKET    PAR     SH/ PUT/ INVEST-    OTHER    VOTING     VOTING  VOTING
DESCRIPTION              OF                       VALUE     VALUE   PRN CALL MENT       MNGRS    SOLE       SHARED  NONE
                         CLASS                    THOUSANDS                  DISCRETION
Air Lease Corporation    Common         00912X302   100768  4250000 SH       DEFINED    1         4250000      0    0
Assured Guaranty Ltd.    Common         G0585R106   260637 19835370 SH       DEFINED    1        19835370      0    0
Bankunited Inc           Common         06652K103   301728 13721131 SH       DEFINED    1        13721131      0    0
Bioscrip Inc             Common         09069N108     2427   444541 SH       DEFINED    1          444541      0    0
Cascade Bancorp          Common         147154207    50233 11468750 SH       DEFINED    1        11468750      0    0
Cooper Tire & Rubber     Common         216831107     2880   205600 SH       DEFINED    1          205600      0    0
Delta Air Lines          Common         247361702     1278   158000 SH       DEFINED    1          158000      0    0
Exco Resources Inc       Common         269279402   297054 28426240 SH       DEFINED    1        28426240      0    0
Hanesbrands Inc          Common         410345102     3319   151826 SH       DEFINED    1          151826      0    0
Key Energy Svcs Inc      Common         492914106     5390   348400 SH       DEFINED    1          348400      0    0
Sun Bancorp Inc          Common         86663B102    51496 21279241 SH       DEFINED    1        21279241      0    0
United Continental       Common         910047109     6988   370300 SH       DEFINED    1          370300      0    0
Callidus Software, Inc.  Common         13123E500     9767  1521406 SH       DEFINED              1521406      0    0
Cyclacel Pharmaceuticals Common         23254L108      480   814213 SH       DEFINED               814213      0    0
Harmonic, Inc.           Common         413160102     2620   519823 SH       DEFINED               519823      0    0
Infinera, Inc.           Common         45667G103      291    46275 SH       DEFINED                46275      0    0
Maxlinear                Common         57776J100       53    11064 SH       DEFINED                11064      0    0
MetroPCS                 Common         591708102      868   100000 SH       DEFINED               100000      0    0
ZipRealty                Common         98974v107       25    22282 SH       DEFINED                22282      0    0


Grand Total (in Thousands)                       1,098,301
Total Count                                             19